Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In March 2023, the Company adopted the 2023 Share Incentive Plan (the “2023 Plan”), which included the sum of 10,000,000 shares and all ordinary shares reserved but unissued as of February 28, 2023 under previous share incentive plan. Each share in the 2023 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

7. Stock-Based Compensation (Continued)

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2022*	2023*	2024*

	(In US$ thousands)
Cost of revenues	$9,417	$8,933	$5,954
Sales and marketing	18,910	16,528	13,041
Product development	55,294	51,441	33,403
General and administrative	28,092	24,229	17,316
	$111,713	$101,131	$69,714
*	Excluded non-cash stock-based compensation of US$9.3 million, US$8.1 million and US$6.8 million to SINA employees charged through Amount due from SINA in 2022, 2023 and 2024, respectively.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2021	7,435
Addition	—
Granted*	(4,642)
Cancelled/expired/forfeited	770
December 31, 2022	3,563
Addition	10,000
Granted*	(3,971)
Cancelled/expired/forfeited	351
December 31, 2023	9,943
Addition	—
Granted*	(157)
Cancelled/expired/forfeited	1,882
December 31, 2024	11,668

*For the years ended December 31, 2022, 2023 and 2024, 1.8 million, 1.8 million and 0.1 million restricted share units were granted, respectively. Options of 2.8 million, 2.2 million and 0.1 million were granted during 2022, 2023 and 2024, respectively.

7. Stock-Based Compensation (Continued)

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2021	387	$32.68	5.6	$—
Granted	2,750	$21.15
Exercised	—	$—
Cancelled/expired/forfeited	(118)	$24.12
December 31, 2022	3,019	$22.51	6.0	$—
Granted	2,187	$3.87
Exercised	—	$—
Cancelled/expired/forfeited	(98)	$22.07
December 31, 2023	5,108	$14.54	5.7	$15,390
Granted	88	$2.38
Exercised	(122)	$3.87
Cancelled/expired/forfeited	(144)	$13.81
December 31, 2024	4,930	$14.61	4.7	$11,887

Vested and expected to vest as of December 31, 2023	4,686	$14.68	5.7	$13,905
Exercisable as of December 31, 2023	1,226	$23.44	4.9	$—

Vested and expected to vest as of December 31, 2024	4,673	$14.80	4.7	$11,031
Exercisable as of December 31, 2024	2,319	$19.69	4.2	$2,309

7. Stock-Based Compensation (Continued)

Stock Options (Continued)

The total intrinsic value of options exercised for the years ended December 31, 2022, 2023 and 2024 was nil, nil and US$0.6 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2023 and 2024 was US$10.95 and US$9.55, respectively. Cash received from the exercise of stock options during the years ended December 31, 2022, 2023 and 2024 was nil, nil and US$0.4 million, respectively. As of December 31, 2023 and 2024, unrecognized compensation cost (adjusted for estimated forfeitures), related to non-vested stock options granted to the Company’s employees and directors was US$30.5 million and US$19.4 million, respectively. As of December 31, 2024, total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.1 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options outstanding is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2023
US$ 32.68	328	$32.68	243	$32.68	3.6
US$ 21.15	2,606	$21.15	983	$21.15	5.2
US$ 3.87	2,174	$3.87	—	$—	6.5
	5,108	$14.54	1,226	$23.44	5.7
As of December 31, 2024
US$ 32.68	316	$32.68	316	$32.68	2.6
US$ 21.15	2,545	$21.15	1,597	$21.15	4.2
US$ 0.01-US$ 3.87	2,069	$3.81	406	$3.87	5.6
	4,930	$14.61	2,319	$19.69	4.7

The fair value of the options granted during the years ended December 31, 2022, 2023 and 2024 is estimated on the measurement date using the Black-Scholes model by applying the assumptions below:

	For the years ended December 31,
	2022	2023	2024
Fair value of ordinary shares (US$)	21.15	11.51-13.1	7.03
Expected volatility range	53%	54.77%-55.77%	55.25%
Risk-free interest rate (per annum)	2.17%	4.42%-4.82%	3.90%
Expected dividend yield	—	—	—
Expected term (in years)	4.66	4.66	4.66

The expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant. The risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the options in effect on the measurement date. The expected term of options is based on management’s estimate on timing of exercise of options.

7. Stock-Based Compensation (Continued)

Restricted Share Units

Summary of Performance-Based Restricted Share Units without Market Condition

The following table sets forth a summary of performance-based restricted share unit activities without market condition:

Weighted-Average
Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2021	11	$54.17
Awarded	—	$—
Vested	(9)	$54.17
Cancelled	(2)	$54.17
December 31, 2022	—	$—
Awarded	—	$—
Vested	—	$—
Cancelled	—	$—
December 31, 2023	—	$—
Awarded	—	$—
Vested	—	$—
Cancelled	—	$—
December 31, 2024	—	$—

As of December 31, 2023 and 2024, there was no unrecognized compensation cost (adjusted for estimated forfeitures), related to performance-based restricted share units without market condition granted to the Company’s employees, respectively.

Summary of Performance-Based Restricted Share Units with Market Condition

The following table sets forth a summary of performance-based restricted share unit activities with market condition:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2021	—	$—
Awarded	1,640	$8.43
Vested	—	$—
Cancelled	—	$—
December 31, 2022	1,640	$8.43
Awarded	1,640	$9.66
Vested	—	$—
Cancelled	—	$—
December 31, 2023	3,280	$9.04
Awarded	—	$—
Vested	—	$—
Cancelled	(1,640)	$8.43
December 31, 2024	1,640	$9.66

As of December 31,2023 and 2024, unrecognized compensation cost (adjusted for estimated forfeitures) was US$1.7 million and nil, which was related to non-vested performance-based restricted share units with market condition granted to the Company’s management. No share was vested during the year ended December 31, 2022, 2023 and 2024, respectively.

7. Stock-Based Compensation (Continued)

Restricted Share Units (Continued)

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2021	7,839	$45.37
Awarded	252	$20.59
Vested	(2,330)	$47.09
Cancelled	(651)	$42.69
December 31, 2022	5,110	$43.71
Awarded	144	$17.27
Vested	(2,191)	$43.04
Cancelled	(253)	$38.66
December 31, 2023	2,810	$43.37
Awarded	69	$8.06
Vested	(1,539)	$42.96
Cancelled	(98)	$42.21
December 31, 2024	1,242	$41.99

As of December 31, 2023 and 2024, unrecognized compensation cost (adjusted for estimated forfeitures) was US$84.0 million and US$29.6 million, respectively, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. As of December 31,2023 and 2024, this cost is expected to be recognized over a weighted-average period of 1.7 years and 0.9 years, respectively. The total fair value based on the grant date of the restricted share units vested was US$109.7 million, US$94.3 million and US$66.1 million for the years ended December 31, 2022, 2023 and 2024, respectively.